Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	$ 0	$ 0	$ 7,368
Gross decreases - prior period tax positions	0	0	(7,368)
Unrecognized tax benefits at December 31	0	0	0
Indianapolis Power And Light Company
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	0	0	7,368
Gross decreases - prior period tax positions	0	0	(7,368)
Unrecognized tax benefits at December 31	$ 0	$ 0	$ 0